Leases - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Roll Forward]
Payments	$ (4,255)	$ (1,743)	$ (2,866)
Analyzed into:
Current portion	3,563	911
Non-current portion	20,039	1,593
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1	2,504	3,373
Additions	23,703	678
Lease modification	0	0
Disposals	0	(68)
Accretion of interest recognized during the year	527	142
Payments	(3,123)	(1,561)
Exchange realignment	(9)	(60)	327
Carrying amount at December 31	23,602	2,504	3,373
Analyzed into:
Current portion	3,563	911
Non-current portion	20,039	1,593
Total	$ 23,602	$ 2,504	$ 3,373